Investment Strategy - Prospectus Summary	Nov. 13, 2026
Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the US Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.

The Advisor may also increase or reduce the US Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers the recent growth of a company's assets (e.g., the ratio of recent changes of a company's assets divided by its total assets). The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core Equity Portfolio may lend its portfolio securities to generate additional income.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies
Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Equity Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., by selecting the highest cost shares of a specific security in order to minimize the realization of capital gains, or by selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature, which are taxable at lower capital gains tax rates (e.g., the Advisor may consider the effects of holding periods and securities lending, among other factors, that may affect the tax characteristics of the income received). For more information on the Portfolio’s tax management strategies, see “Additional Information on Investment Objectives and Policies – Tax Management Strategies” in the Prospectus.

To achieve the US Equity Portfolio’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Equity Portfolio, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of equity securities of U.S. companies. The Advisor considers companies of all market capitalizations for purchase by the Portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. The Portfolio may subtly emphasize certain stocks, including smaller capitalization, lower relative price, and higher profitability stocks as compared to their representation in the U.S. market. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the US Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In assessing a company’s investment characteristics, the Advisor considers the recent growth of a company's assets (e.g., the ratio of recent changes of a company's assets divided by its total assets). The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the US Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.

The US Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Equity Portfolio may lend its portfolio securities to generate additional income.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a non-fundamental policy, under normal circumstances, the US Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies
Dimensional US Core Equity Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve the US Core Equity Portfolio’s investment objective, Dimensional Fund Advisors LP (the “Advisor”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Core Equity Portfolio is designed to purchase a broad and diverse group of equity securities within a market capitalization weighted universe (e.g., the larger the company, the greater the proportion of the universe it represents) of U.S. companies listed on a securities exchange in the United States that have been authorized for investment by the Advisor’s Investment Committee (the “U.S. Universe”). The Portfolio will invest in companies of all sizes, with modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the U.S. Universe. The Portfolio’s modestly increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Portfolio’s assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to their book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.

The Advisor may also increase or reduce the US Core Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers the recent growth of a company's assets (e.g., the ratio of recent changes of a company's assets divided by its total assets). The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The US Core Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Core Equity Portfolio may lend its portfolio securities to generate additional income.

The US Core Equity Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies
Dimensional US Equity Market Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Equity Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., by selecting the highest cost shares of a specific security in order to minimize the realization of capital gains, or by selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature, which are taxable at lower capital gains tax rates (e.g., the Advisor may consider the effects of holding periods and securities lending, among other factors, that may affect the tax characteristics of the income received). For more information on the Portfolio’s tax management strategies, see “Additional Information on Investment Objectives and Policies – Tax Management Strategies” in the Prospectus.

To achieve the US Equity Portfolio’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Equity Portfolio, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of equity securities of U.S. companies. The Advisor considers companies of all market capitalizations for purchase by the Portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. The Portfolio may subtly emphasize certain stocks, including smaller capitalization, lower relative price, and higher profitability stocks as compared to their representation in the U.S. market. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the US Equity Portfolio’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In assessing a company’s investment characteristics, the Advisor considers the recent growth of a company's assets (e.g., the ratio of recent changes of a company's assets divided by its total assets). The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the US Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.

The US Equity Portfolio may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Equity Portfolio may lend its portfolio securities to generate additional income.

The US Equity Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. For purposes of the policy, the Advisor considers equity securities to primarily consist of common stocks.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	As a non-fundamental policy, under normal circumstances, the US Equity Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies